Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2015
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

6.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Interest expense	7,937	8,724	15,665	17,571
Less: Interest capitalized	(719)	(660)	(1,347)	(1,192)

Interest expense, net	7,218	8,064	14,318	16,379
Interest swap cash settlements non-hedging	1,134	918	1,134	2,180
Bunkers swap cash settlements	1,634	(28)	4,617	(42)
Amortization of loan fees	286	282	580	596
Bank charges	32	86	70	160
Finance project costs expensed	402	—	1,261	—
Amortization of deferred loss on termination of financial instruments	—	—	—	154
Change in fair value of non-hedging financial instruments	(2,766)	(752)	(5,553)	(1,332)

Net total	7,940	8,570	16,427	18,095

At June 30, 2015, the Company was committed to seven floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $296,331, maturing from March 2016 through March 2021 on which it pays fixed rates averaging 3.25% and receives floating rates based on the six-month LIBOR (Note 11).

At June 30, 2015, the Company held six of the seven interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $246,081. The fair value of such financial instruments as of June 30, 2015 and December 31, 2014 in aggregate amounted to $8,455 (negative) and $7,046 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2015 that is estimated to be reclassified into earnings within the next twelve months is $3,909.

At June 30, 2015 and December 31, 2014, the Company held one interest rate swap, that did not meet hedge accounting criteria. As such, the changes in its fair values during the first half of 2015 and 2014 have been included in change in fair value of non-hedging financial instruments in the table above, and amounted to a gain of $1,241 and $1,413, respectively.

At June 30, 2015 and December 31, 2014, the Company had four and seven bunker swap agreements respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair value of these financial instruments as of June 30, 2015 and December 31, 2014 was $3,321 (negative) and $9,228 (negative), respectively.

The changes in their fair values during the first half of 2015 and 2014 amounting to $5,907 (positive) and $81 (negative) respectively have been included in change in fair value of non-hedging financial instruments in the table above as such agreements do not meet the hedging criteria.

At June 30, 2015 and December 31, 2014, the Company held three bunker put option agreements in order to reduce the losses of the bunker swap agreements previously entered into. The value of those put options at June 30, 2015 was $534 (positive) and at December 31, 2014 $2,443 (positive). The change in their fair value in the first half of 2015 was $1,909 (negative). In the first half of 2015 the Company entered into two call option agreements for the same reasons as for the put options. The premium paid for the call options was $314 which equals their fair market value at June 30, 2015.